Segment Reporting - Additional Information (Detail) $ in Thousands	12 Months Ended
	Jun. 30, 2022 USD ($) Segments	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Segment Reporting Information [Line Items]
Revenues	$ 85,821	$ 56,157	$ 46,969
Number of operating segments | Segments	7
Revenue Benchmark | Customer Concentration Risk | One Customer
Segment Reporting Information [Line Items]
Revenues	$ 13,000	$ 17,000	$ 17,100
Concentration risk percentage	15.00%